CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 42	$ 2,398,628	$ (1,330,561)	$ 1,068,109
Beginning balance, shares at Dec. 31, 2021	4,223,494
Common stock and warrants issued for cash	$ 25	11,986,011		11,986,036
Common stock and warrants issued for cash, shares	2,484,872
Placement agent fee		(1,198,604)		(1,198,604)
Recapitalization transaction costs		(1,535,035)		(1,535,035)
Warrants converted to common stock	$ 1	(1)
Warrants converted to common stock, shares	66,465
Common stock issued in merger with Mana Capital Acquisition Corp.	$ 27	(27)
Common stock issued in merger with Mana Capital Acquisition Corp., shares	2,696,578
Note receivable converted to common stock in merger		(433,334)		(433,334)
Note receivable converted to common stock in merger, shares	43,334
Cash acquired in merger with Mana Capital Acquisition Corp.		4,021		4,021
Liabilities assumed in merger with Mana Capital Acquisition Corp.		(928,500)		(928,500)
Net loss			(4,660,985)	(4,660,985)
Ending balance, value at Dec. 31, 2022	$ 95	10,293,159	(5,991,546)	4,301,708
Ending balance, shares at Dec. 31, 2022	9,514,743
Placement agent fee		(315,000)		(315,000)
Restricted stock awards vested		4,000		4,000
Restricted stock awards vested, shares	1,092
Adjustment to liabilities assumed in merger with Mana		74,025		74,025
Warrants converted to common stock	$ 1	389,999		390,000
Warrants converted to common stock, shares	100,000
Net loss			(1,032,618)	(1,032,618)
Ending balance, value at Mar. 31, 2023	$ 96	10,446,183	(7,024,164)	3,422,115
Ending balance, shares at Mar. 31, 2023	9,615,835
Beginning balance, value at Dec. 31, 2022	$ 95	10,293,159	(5,991,546)	4,301,708
Beginning balance, shares at Dec. 31, 2022	9,514,743
Placement agent fee		(315,000)		(315,000)
Restricted stock awards vested	$ 3	243,997		244,000
Restricted stock awards vested, shares	303,547
Notes payable converted to common stock	$ 106	5,604,846		5,604,952
Notes payable converted to common stock, shares	10,622,119
Compensation for vested stock options		1,035,273		1,035,273
Adjustment to liabilities assumed in merger with Mana		74,025		74,025
Recapitalization transaction costs				(1,535,035)
Warrants converted to common stock	$ 1	389,999		390,000
Warrants converted to common stock, shares	100,000
Net loss			(8,376,834)	(8,376,834)
Ending balance, value at Dec. 31, 2023	$ 205	17,326,299	(14,368,380)	2,958,124
Ending balance, shares at Dec. 31, 2023	20,540,409
Beginning balance, value at Mar. 31, 2023	$ 96	10,446,183	(7,024,164)	3,422,115
Beginning balance, shares at Mar. 31, 2023	9,615,835
Restricted stock awards vested	$ 1	105,999		106,000
Restricted stock awards vested, shares	87,917
Notes payable converted to common stock	$ 15	2,368,026		2,368,041
Notes payable converted to common stock, shares	1,474,703
Compensation for vested stock options		1,035,273		1,035,273
Net loss			(4,022,905)	(4,022,905)
Ending balance, value at Jun. 30, 2023	$ 112	13,955,481	(11,047,069)	2,908,524
Ending balance, shares at Jun. 30, 2023	11,178,455
Beginning balance, value at Dec. 31, 2023	$ 205	17,326,299	(14,368,380)	2,958,124
Beginning balance, shares at Dec. 31, 2023	20,540,409
Placement agent fee		(155,000)		(155,000)
Restricted stock awards vested		58,000		58,000
Restricted stock awards vested, shares	39,689
Compensation for vested stock options		2,461,404		2,461,404
Common stock issued for cash	$ 11	1,877,846		1,877,857
Common stock issued for cash, shares	1,048,876
Net loss			(4,163,584)	(4,163,584)
Ending balance, value at Mar. 31, 2024	$ 216	21,568,549	(18,531,964)	3,036,801
Ending balance, shares at Mar. 31, 2024	21,628,974
Beginning balance, value at Dec. 31, 2023	$ 205	17,326,299	(14,368,380)	2,958,124
Beginning balance, shares at Dec. 31, 2023	20,540,409
Ending balance, value at Jun. 30, 2024	$ 233	22,893,962	(19,819,959)	3,074,236
Ending balance, shares at Jun. 30, 2024	23,313,070
Beginning balance, value at Mar. 31, 2024	$ 216	21,568,549	(18,531,964)	3,036,801
Beginning balance, shares at Mar. 31, 2024	21,628,974
Restricted stock awards vested		6,000		6,000
Restricted stock awards vested, shares	9,442
Compensation for vested stock options		20,731		20,731
Common stock issued for cash	$ 17	1,298,682		1,298,699
Common stock issued for cash, shares	1,674,654
Net loss			(1,287,995)	(1,287,995)
Ending balance, value at Jun. 30, 2024	$ 233	$ 22,893,962	$ (19,819,959)	$ 3,074,236
Ending balance, shares at Jun. 30, 2024	23,313,070